INCOME TAX - Components of the income tax expense (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAX
Current period income tax	$ 1,592,062	$ 1,564,056	$ 1,746,881
Income tax surcharge	84,621		95,630
Subtotal current period taxes	1,676,683	1,564,056	1,842,511
Prior years adjustments	(52,539)	(16,931)	(74,230)
Adjustment due to settlement of uncertain tax positions form prior years	8,539	(22,113)	24,277
Deferred taxes current period	203,093	647,718	357,032
Deferred taxes - Prior years adjustments	7,892	(86,473)
Subtotal deferred taxes	210,985	561,245	357,032
Total tax expense	$ 1,843,668	$ 2,086,257	$ 2,149,590